CONTRACT ASSETS (Details Narrative)	Jun. 30, 2022	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	0.03%	0.03%
Top of range [member]
IfrsStatementLineItems [Line Items]
Rate of range	54.78%	55.93%